UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [x]; Amendment Number: 01
This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Products Corporation
Address:  Park Avenue Plaza
          55 East 52 Street
          New York, N.Y. 10055

13F File Number: 28-11927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Gillen
Title:   Finance - SVP
Phone:   913-676-5483
Signature, Place, Date of Signing:

   Timothy Gillen       Overland Park, KS    March 31, 2011

This Form 13F Notice Filing amends the Form 13F Holdings Report the investment manager filing this report filed for fourth quarter 2010. Swiss Reinsurance Company Ltd, the parent of the investment manager, is deemed to have investment discretion with respect to positions in Section 13(f) securities over which the investment manager exercises investment discretion. To that end, the positions over which the investment manager exercised investment discretion are reported on the Form 13F filed by Swiss Reinsurance Company Ltd for fourth quarter 2010. Additionally, with respect to certain positions included on this managers
Form 13F Holdings Report for fourth quarter 2010, investment discretion over such positions had been delegated to a third-party manager. In this regard, the positions over which investment discretion had been delegated by the manager filing this Form 13F Notice Filing to a third party manager are not included on the Form 13F Holdings Report filed by Swiss Reinsurance Company Ltd for fourth quarter 2010.

Report Type (Check only one.):

[ ]         13F HOLDINGS REPORT.

[x]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-00472		Swiss Reinsurance Company Ltd



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